Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
4. Fair Value Measurements
The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

(in thousands)	Fair Value Measurements at December 31 , 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$887	$—	$—	$887
Short-term investments	849	70,381	—	71,230

	$ 1,736	$ 70,381	$ —	$ 72,117

Liabilities:
Warrant liability - public warrants	$1,555	$—	$—	$1,555
Warrant liability - private placement warrants	—	953	—	953

	$1,555	$953	$—	$2,508

(in thousands)	Fair Value Measurements at December 31 , 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$515	$—	$—	$515
Short-term investments	—	69,448	—	69,448

	$515	$69,448	$—	$69,963

Liabilities:
Derivative liability	$—	$—	$971	$971

	$—	$—	$971	$971

The fair values of government money market funds have been measured on a recurring basis using Level 1 inputs, which are based on unadjusted quoted market prices within active markets. The short-term investments, including investments in fixed income securities, have been measured using quoted pricing on active markets for Level 1 investments and inputs based on alternative pricing sources and models utilizing observable market inputs for Level 2 investments.
The fair value of the Public Warrants is classified as Level 1 due to the use of an observable market quote in an active market. The fair value of the Private Placement Warrants is classified as Level 2 due to the use of an observable market quote for the Public Warrants, which are considered to be a similar asset in an active market. The warrant liability is calculated by multiplying the quoted market price of the Company’s Public Warrants by the total number of Public Warrants and Private Placement Warrants.
The Company’s Level 3 liability historically consisted of an embedded derivative liability associated with the Company’s Bridge Notes (as defined in Note 15, “Debt”). On October 17, 2022, the closing date of the Bridge Notes, the Company recorded the fair value of the embedded derivative liability associated with the
Bridge Notes. The embedded derivative liability was subject to remeasurement at the end of each reporting period, with changes in fair value recognized as a compo nent
of
other income (expense), net
. The
fair value of the derivative liability was determined using a Monte Carlo Simulation (“MCS”) analysis, which uses Level 3 inputs. The MCS analysis contains inherent assu mptions related to expected stock price volatility, estimated Merger Closing Date, risk-free interest rate, estimated market yield and the probability of a successful transaction. Due to the use of significant unobservable inputs, the overall fair value measurement of the derivative liability was classified as Level 3. Upon the closing of the Merger, the convertible note was converted into shares of flyExclusive Class A Common stock, which triggered the termination of the derivative liability.
The fair value of the derivative liability as of October 17, 2022 and December 27, 2023 was determined using the following assumptions:

October 17 , 2022
Exchange closing price	$9.82
Contractual conversion price	$10.00
Risk-free rate	4.3%
Estimated volatility	4.5%

December 27 , 2023
Exchange closing price	$11.98
Contractual conversion price	$10.00
Risk-free rate	5.6%
Estimated volatility	15.1%
The following table shows the change in the fair value of the derivative liability for the year ended December 31, 2023 and December 31, 2022:

(in thousands)	Amount
Balance as of December 31 , 2021	$—
Issuance of derivative instrument	$1,441
Change in fair value of derivative liability	$(470)

Balance as of December 31 , 2022	$971

Change in fair value of derivative liability	14,589
Derecognition of derivative liability	$(15,560)

Balance as of December 31 , 2023	$—

There have been no changes in valuation techniques and related inputs. As of December 31, 2023 and December 31, 2022, there were no transfers between Level 1, Level 2, and Level 3.